Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Millions	6 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest income on notes receivable from participants	$ 0.4
Dividend and interest income from investments	5.4
Net appreciation in fair value of investments	52.9
Total investment income	58.7
Contributions:
Participant	15.9
Rollovers	2.8
Employer	10.9
Total contributions	29.6
Total additions	88.3
Benefit payments	(21.9)
Administrative expenses	(0.2)
Total deductions	(22.1)
NET INCREASE PRIOR TO PLAN TRANSFERS	66.2
NET TRANSFERS INTO PLAN	688.4
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	754.6
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of period	0.0
End of period	$ 754.6